Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint ventures (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance		€ 1,088
Share of results	[1]	143	€ 178	€ 88
Disposals			(245)
Closing balance		1,203	1,088
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance		1,088	1,141
Effect of changes in accounting policy		(28)
Additions		97	79
Transfers to and from Investments/Other assets and liabilities		5	(1)
Revaluations		(2)	(8)
Share of results		146	178
Dividends received		(30)	(32)
Disposals		(116)	(245)
Impairments		(3)
Exchange rate differences		47	(24)
Other		0
Closing balance		€ 1,203	€ 1,088	€ 1,141

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.